GOF P6 0316

SUPPLEMENT DATED MARCH 23, 2016

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

FRANKLIN CUSTODIAN FUNDS

Franklin Growth Fund

FRANKLIN STRATEGIC SERIES
Franklin Growth Opportunities Fund

Effective May 1, 2016, the Prospectus is amended as follows:

I. For the Franklin Growth Fund, the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page 14 is revised as follows:

Portfolio Managers

Serena Perin Vinton, CFA
Senior Vice President of Advisers and portfolio manager of the Fund since 2008.

John Anderson
Portfolio Manager and Research Analyst of Advisers and portfolio manager of the Fund since May 2016.

Robert Rendler, CFA
Portfolio Manager and Research Analyst of Advisers and portfolio manager of the Fund since May 2016.

II. For the Franklin Growth Opportunities Fund, the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page 22 is revised as follows:

Portfolio Managers

Grant Bowers
Vice President of Advisers and portfolio manager of the Fund since 2007.

Sara Araghi, CFA
Portfolio Manager and Research Analyst of Advisers and portfolio manager of the Fund since May 2016.

III.  For the Franklin Growth Fund, the portfolio management team under “FUND DETAILS – Management” section on page 55 is revised as follows:

Serena Perin Vinton, CFA   Senior Vice President of Advisers

Ms. Vinton has been a portfolio manager of the Fund since 2008. She has primary responsibility for the investments of the Fund. She has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1991.

John Anderson   Portfolio Manager and Research Analyst of Advisers

Mr. Anderson has been a portfolio manager of the Fund since May 2016, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2014. Prior to joining Franklin Templeton Investments, he was a research analyst at Lakeview Investment Group and an associate at ThinkEquity Partners, a full-service investment bank.

Robert Rendler, CFA   Portfolio Manager and Research Analyst of Advisers

Mr. Rendler has been a portfolio manager of the Fund since May 2016, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IV. For the Franklin Growth Opportunities Fund, the portfolio management team under “FUND DETAILS – Management” section on page 65 is revised as follows:

Grant Bowers      Vice President of Advisers
Mr. Bowers has been the lead portfolio manager of the Fund since 2007. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1993.

Sara Araghi, CFA   Portfolio Manager and Research Analyst of Advisers

Ms. Araghi has been a portfolio manager of the Fund since May 2016, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 2003.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your Prospectus for future reference.